DISTRIBUTION OF PROFIT (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Distribution of Profit Disclosure
General reserve fund	$ 284,255	$ 943,499
PRC
Distribution of Profit Disclosure
Percentage appropriation to general reserve fund required	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred	50.00%
Statutory capital	82,483,386	84,113,331
General reserve fund	284,255	943,499
Statutory reserve increase (decrease)	0	11,760
Restricted amount of net assets of subsidiaries	$ 82,767,641	$ 85,056,830